Parent Company (the "Company") Only Financial Information - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	¥ (7,800,000)	$ (1,075,334)	¥ (1,381,546)	¥ (3,866,008)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/provided by investing activities	(4,958,493)	(679,310)	(10,885,375)	10,385,017
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by/(used in) financing activities	1,772,483	242,829	27,662,881	(1,616,384)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	161,039	22,064	70,254	(121,896)
NET INCREASE/(DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(10,874,139)	(1,489,751)	15,466,214	4,780,729
Cash, cash equivalents and restricted cash at beginning of the year	38,621,507	5,291,125	23,155,293	18,374,564
Cash, cash equivalents and restricted cash at end of the year	27,747,368	3,801,374	38,621,507	23,155,293
Parent
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	(5,348,151)	(732,694)	(8,262,167)	(4,949,308)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/provided by investing activities	(9,838,095)	(1,347,813)	(1,972,672)	9,140,766
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by/(used in) financing activities	(3,190,866)	(437,147)	25,782,226	(1,135,316)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	152,395	20,878	52,552	689,465
NET INCREASE/(DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(18,224,717)	(2,496,776)	15,599,939	3,745,607
Cash, cash equivalents and restricted cash at beginning of the year	22,676,489	3,106,666	7,076,550	3,330,943
Cash, cash equivalents and restricted cash at end of the year	¥ 4,451,772	$ 609,890	¥ 22,676,489	¥ 7,076,550